Cover	Sep. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 05, 2025
Entity File Number	001-42675
Entity Registrant Name	BITMINE IMMERSION TECHNOLOGIES, INC.
Entity Central Index Key	0001829311
Entity Tax Identification Number	84-3986354
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10845 Griffith Peak Dr. #2
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	(404)
Local Phone Number	816-8240
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	BMNR
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false